PROPERTY AND EQUIPEMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT
	December 31,
	2021	2021
	In U.S. dollars in thousands
Computers
Cost	3	-
Accumulated depreciation	(1)	-
Balance, Net	2	-